Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 11,444,273	$ 2,048,107
Depreciation and amortization	399,223	308,274
Gain from short-term investment	(169,065)	(93,007)
Loss from disposal of equipment		437
Bad debt expense	108,502	117,432
Non-cash lease expense	23,075
Impairment loss of intangible assets	25,590
Decrease in accounts receivable	251,997	779,503
(Increase) in accounts receivable - related parties	(7,998)
(Increase) in other receivables and prepaid expenses	(874,228)	(778,684)
Decrease (Increase) in other receivables – related party	1,840,109	(1,436,464)
(Decrease) increase in accounts payable	(3,246,292)	4,392,974
(Decrease) increase in accounts payable - related parties	(1,241,722)	952,820
Increase in deferred revenue	443,540	51,738
Increase in other payables and accrued liabilities	192,497	288,331
Repayments of other payables - related party	(7,294)	(54,273)
(Decrease) increase in taxes payable	(157,320)	33,662
Net cash provided by operating activities	9,024,887	6,610,850
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of short-term investment	(44,921,336)	(24,422,988)
Proceed from sale of short-term investment	42,453,852	25,285,807
Purchase of Certificate of deposits	(3,136,910)
Purchase of property, plant and equipment	(9,598,351)	(9,388)
Purchase of intangible assets	(785,590)	(9,642)
(Payment) refund of real estate deposit	13,178,917	(12,613,083)
Net cash (used in) investing activities	(2,809,418)	(11,769,294)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of ordinary shares, net	2,000,000	18,090,668
Net cash provided by financing activities	2,000,000	18,090,668
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	(126,514)	322,580
INCREASE IN CASH AND CASH EQUIVALENTS	8,088,955	13,254,804
CASH AND CASH EQUIVALENTS, beginning of year	21,309,092	8,054,288
CASH AND CASH EQUIVALENTS, end of year	29,398,047	21,309,092
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income tax
Cash paid for interest
NON CASH INVESTING AND FINANCING ACTIVITIES:
Proceeds from initial public offering deposited in escrow		600,000
Initial recognition of right-of-use assets and lease liabilities	$ 34,608